Investment Objectives and Goals - Prospectus Summary	Nov. 30, 2025
Lord Abbett Multi-Asset Balanced Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Balanced Opportunity Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and capital growth.
Lord Abbett Multi-Asset Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Multi-Asset Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.
Lord Abbett Convertible Fund
Prospectus [Line Items]
Risk/Return [Heading]	Convertible Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Core Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Core Fixed Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Lord Abbett Core Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Core Plus Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Lord Abbett Floating Rate Fund
Prospectus [Line Items]
Risk/Return [Heading]	Floating Rate Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of current income.
Lord Abbett High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Inflation Focused Fund
Prospectus [Line Items]
Risk/Return [Heading]	Inflation Focused Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks current income.
Lord Abbett Short Duration Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Core Bond Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek current income consistent with preservation of capital.
Lord Abbett Short Duration Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Short Duration Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Total Return Fund
Prospectus [Line Items]
Risk/Return [Heading]	Total Return Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.